ESTIMATION OF FAIR VALUE - Fair value of financial liabilities recognized at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities	$ 274,729,544	$ 249,900,662
Customer deposits [member]
Disclosure of financial liabilities [line items]
Financial liabilities	200,872,177	181,987,396
Financial obligations [member]
Disclosure of financial liabilities [line items]
Financial liabilities	72,823,775	65,541,339
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	273,695,952	247,528,735
Financial liabilities at fair value	273,126,848	247,779,466
Financial liabilities at amortised cost, category [member] | Customer deposits [member]
Disclosure of financial liabilities [line items]
Financial liabilities	200,872,177	181,987,396
Financial liabilities at fair value	201,762,276	183,570,708
Financial liabilities at amortised cost, category [member] | Financial obligations [member]
Disclosure of financial liabilities [line items]
Financial liabilities	72,823,775	65,541,339
Financial liabilities at fair value	$ 71,364,572	$ 64,208,758